Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Revenue	$ 91,854	$ 91,471	$ 86,392
Cost of sales	41,744	41,881	40,576
Gross profit	50,110	49,590	45,816
Selling, general and administrative expenses	37,190	36,677	34,459
Gain associated with the Juice Transaction	0	0	(3,321)
Impairment of Intangible Assets (Excluding Goodwill)	33	927	3,166
Operating Profit	12,887	11,986	11,512
Other pension and retiree medical benefits (expense)/income	(22)	250	132
Net interest expense and other	(919)	(819)	(939)
Income before income taxes	11,946	11,417	10,705
Provision for income taxes	2,320	2,262	1,727
Net income	9,626	9,155	8,978
Less: Net income attributable to noncontrolling interests	48	81	68
Net Income Attributable to PepsiCo	$ 9,578	$ 9,074	$ 8,910
Net Income Attributable to PepsiCo per Common Share
Basic	$ 6.97	$ 6.59	$ 6.45
Diluted	$ 6.95	$ 6.56	$ 6.42
Weighted-average common shares outstanding
Basic	1,373	1,376	1,380
Diluted	1,378	1,383	1,387